Intangible assets and goodwill - Disclosure of reconciliation of changes in intangible assets and goodwill (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		$ 1,080,354		$ 1,071,824
Intangible assets and goodwill		1,098,159		1,080,354	$ 1,071,824
Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		78,140		56,786
Intangible assets and goodwill		105,068		78,140	56,786
Fiduciary Rights Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[1]	46,000		46,000
Intangible assets and goodwill	[1]	49,700		46,000	46,000
Customer Related Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		375,512		375,512
Intangible assets and goodwill		375,512		375,512	375,512
Customer Related Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[2]	15,234		28,058
Intangible assets and goodwill	[2]	2,411		15,234	28,058
Trademark Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		61,895		61,895
Intangible assets and goodwill		61,895		61,895	61,895
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		503,573		503,573
Intangible assets and goodwill		503,573		503,573	503,573
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		1,141,914		1,138,148	1,105,102
Additions		41,262		29,078	33,237
Disposals		(96)		(25,312)	(191)
Intangible assets and goodwill		1,183,080		1,141,914	1,138,148
Gross carrying amount [member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		90,360		86,594	53,548
Additions		41,262		29,078	33,237
Disposals		(96)		(25,312)	(191)
Intangible assets and goodwill		131,526		90,360	86,594
Gross carrying amount [member] | Fiduciary Rights Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[1]	63,280		63,280	63,280
Additions	[1]	0		0	0
Disposals	[1]	0		0	0
Intangible assets and goodwill	[1]	63,280		63,280	63,280
Gross carrying amount [member] | Customer Related Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		375,512		375,512	375,512
Additions		0		0	0
Disposals		0		0	0
Intangible assets and goodwill		375,512		375,512	375,512
Gross carrying amount [member] | Customer Related Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[2]	47,294		47,294	47,294
Additions	[2]	0		0	0
Disposals	[2]	0		0	0
Intangible assets and goodwill	[2]	47,294		47,294	47,294
Gross carrying amount [member] | Trademark Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		61,895		61,895	61,895
Additions		0		0	0
Disposals		0		0	0
Intangible assets and goodwill		61,895		61,895	61,895
Gross carrying amount [member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		503,573		503,573	503,573
Additions		0		0	0
Disposals		0		0	0
Intangible assets and goodwill		503,573		503,573	503,573
Accumulated amortisation [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		44,280		49,044	27,437
Disposals		(96)		(25,312)	(191)
Amortization for the year		27,157		20,548	21,798
Intangible assets and goodwill		71,341		44,280	49,044
Accumulated amortisation [Member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		12,220		29,808	21,025
Disposals		(96)		(25,312)	(191)
Amortization for the year		14,334		7,724	8,974
Intangible assets and goodwill		26,458		12,220	29,808
Accumulated amortisation [Member] | Fiduciary Rights Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[1]	0		0	0
Disposals	[1]	0		0	0
Amortization for the year	[1]	0		0	0
Intangible assets and goodwill	[1]	0		0	0
Accumulated amortisation [Member] | Customer Related Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Disposals		0		0	0
Amortization for the year		0		0	0
Intangible assets and goodwill		0		0	0
Accumulated amortisation [Member] | Customer Related Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[2]	32,060		19,236	6,412
Disposals	[2]	0		0	0
Amortization for the year	[2]	12,823		12,824	12,824
Intangible assets and goodwill	[2]	44,883		32,060	19,236
Accumulated amortisation [Member] | Trademark Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Disposals		0		0	0
Amortization for the year		0		0	0
Intangible assets and goodwill		0		0	0
Accumulated amortisation [Member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Disposals		0		0	0
Amortization for the year		0		0	0
Intangible assets and goodwill		0		0	0
Accumulated impairments [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		17,280		17,280	13,853
Impairment (reversal) for the year		(3,700)	[3]	0	3,427	[3]
Intangible assets and goodwill		13,580		17,280	17,280
Accumulated impairments [Member] | Computer software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Impairment (reversal) for the year		0	[3]	0	0	[3]
Intangible assets and goodwill		0		0	0
Accumulated impairments [Member] | Fiduciary Rights Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[1]	17,280		17,280	13,853
Impairment (reversal) for the year	[1]	(3,700)	[3]	0	3,427	[3]
Intangible assets and goodwill	[1]	13,580		17,280	17,280
Accumulated impairments [Member] | Customer Related Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Impairment (reversal) for the year		0	[3]	0	0	[3]
Intangible assets and goodwill		0		0	0
Accumulated impairments [Member] | Customer Related Finite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill	[2]	0		0	0
Impairment (reversal) for the year	[2]	0	[3]	0	0	[3]
Intangible assets and goodwill	[2]	0		0	0
Accumulated impairments [Member] | Trademark Indefinite Life [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Impairment (reversal) for the year		0	[3]	0	0	[3]
Intangible assets and goodwill		0		0	0
Accumulated impairments [Member] | Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
IntangibleAssetsAndGoodwill		0		0	0
Impairment (reversal) for the year		0	[3]	0	0	[3]
Intangible assets and goodwill		$ 0		$ 0	$ 0

[1]	Corresponds to the rights received for the former Group’s corporate office building located in Mexico City, contributed to a trust, in a manner that it can be considered in the development of a new property, whereby other trustees will provide the necessary constructions to the development of the project called “Aeroméxico Tower”, in which the Group will own 9,000 square meters of future space.
[2]	Includes contracts with third parties attached to our Aeroméxico Rewards frequent flyer program, including the program member base.
[3]	For the years ended December 31, 2025 and 2023, the Group recognized $(3,700) and $3,427 (reversal) / losses for impairment, respectively, related to an (increase) / decline in the fair value of corporate office buildings.